UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

May 31, 2015 (Unaudited)

LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 85.2%

Bangladesh - 0.9%
British American Tobacco Bangladesh Co., Ltd.	10,200	$379,817
Botswana - 1.7%
Letshego Holdings Ltd.	1,966,140	691,672
Cambodia - 4.0%
NagaCorp Ltd.	2,094,000	1,657,935
Colombia - 2.4%
Almacenes Exito SA	81,671	727,327
Bolsa de Valores de Colombia	35,981,070	255,890

		983,217
Costa Rica - 1.9%
Florida Ice & Farm Co. SA	593,858	771,099
Croatia - 1.2%
Ledo DD	402	478,284
Egypt - 11.3%
Commercial International Bank Egypt SAE GDR	280,918	1,921,479
Eastern Tobacco	58,795	1,656,522
Juhayna Food Industries	841,214	1,081,666

		4,659,667
Georgia - 4.0%
Bank of Georgia Holdings PLC	57,392	1,640,706
Ghana - 0.2%
Fan Milk Ltd.	50,900	69,534
Jamaica - 0.1%
Desnoes & Geddes, Ltd.	544,138	34,660
Kenya - 6.0%
Barclays Bank of Kenya Ltd.	2,667,600	414,582
British American Tobacco Kenya Ltd.	88,793	702,248
East African Breweries Ltd.	396,300	1,270,785
Uchumi Supermarkets Ltd.	595,500	66,840

		2,454,455
Mauritius - 1.3%
MCB Group Ltd.	96,510	551,486
Netherlands - 1.1%
OCI (1)	15,300	452,489
Nigeria - 9.0%
Cadbury Nigeria PLC	816,291	155,917
Guaranty Trust Bank PLC	15,196,284	2,203,289
Nestle Nigeria PLC	92,125	393,400
Nigerian Breweries PLC	620,850	468,172
Zenith Bank PLC	4,508,346	485,375

		3,706,153
Oman - 3.4%
BankMuscat SAOG	438,959	612,275
Oman Telecommunications Co. SAOG	183,014	796,077

		1,408,352

Pakistan - 2.5%
Lucky Cement Ltd.	228,400	1,005,082
Peru - 1.9%
BBVA Banco Continental SA	584,077	793,819
Philippines - 3.2%
Universal Robina Corp.	307,050	1,313,979
Senegal - 3.8%
Sonatel	39,730	1,572,909
Sri Lanka - 0.7%
Commercial Bank of Ceylon PLC	246,620	301,825
Tunisia - 2.3%
Delice Holding (1)	112,095	937,432
Turkmenistan - 2.6%
Dragon Oil PLC	101,180	1,056,213
United Arab Emirates - 7.5%
Aramex PJSC	2,130,463	2,005,449
First Gulf Bank PJSC	250,361	992,888
Orascom Construction, Ltd. (1)	5,905	76,115

		3,074,452
United States - 4.0%
PriceSmart, Inc. (2)	20,396	1,663,090
Vietnam - 6.6%
Phu Nhuan Jewelry JSC	180,800	422,111
Vietnam Dairy Products JSC	479,108	2,306,002

		2,728,113
Zimbabwe - 1.6%
Delta Corp. Ltd.	638,605	671,174

Total Common Stocks (identified cost $36,931,894)		35,057,614

Mutual Funds - 3.5%

Romania - 3.5%
Fondul Proprietatea SA (1)	6,545,006	1,430,402

Total Mutual Funds (identified cost $1,585,238)		1,430,402

Participation Notes - 7.4%

Luxembourg - 2.0%
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 3/2/2017 (3)	13,570	833,741
United Kingdom - 5.4%
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 10/8/2015 (3)	19,032	625,993
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 7/6/2017 (3)	20,977	689,967
Saudi Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/26/2015 (3)	23,910	886,217

		2,202,177

Total Participation Notes (identified cost $2,293,494)		3,035,918

Short-Term Investments - 8.5%

Collateral Investment for Securities on Loan - 4.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (4)		1,713,264
Mutual Funds - 4.4%
State Street Institutional Liquid Reserves Fund, 0.100%	1,807,648	1,807,648

Total Short-Term Investments (identified cost $3,520,912)		3,520,912

Total Investments - 104.6% (identified cost $44,331,538)	43,044,846
Other Assets and Liabilities - (4.6)%	(1,878,677)

Total Net Assets - 100.0%	$41,166,169

LGM Frontier Markets Equity Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,738,587	6.7%
Banks	9,366,238	22.7
Beverages	3,482,148	8.5
Building Materials	1,005,082	2.4
Chemicals	452,489	1.1
Diversified Financial Services	947,563	2.3
Engineering & Construction	76,115	0.2
Food	5,865,622	14.2
Holding Companies-Diversified	1,222,660	3.0
Lodging	1,657,935	4.0
Oil & Gas	1,056,213	2.6
Retail	2,812,527	6.8
Telecommunications	2,368,986	5.8
Transportation	2,005,449	4.9

Total Common Stocks	35,057,614	85.2
Participation Notes	3,035,918	7.4
Collateral Investment for Securities on Loan	1,713,264	4.1
Mutual Funds	3,238,050	7.9

Total Investments	43,044,846	104.6
Other Assets and Liabilities	(1,878,677)	(4.6)

Total Net Assets	$41,166,169	100.0%

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of May 31, 2015.

(1)	Non-income producing.

(2)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.

(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(4)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at May 31, 2015 are as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$43,044,846	$2,514,000	$(4,070,254)	$(1,556,254)

3. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program was invested in the State Street Navigator Securities Lending Prime Portfolio Money Market Fund at May 31, 2015 in the amount of $1,713,264. The value of securities loaned at May 31, 2015 was $1,663,090.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended May 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended May 31, 2015. It is the Fund’s policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Bangladesh	$—	$379,817	$—	$379,817
Botswana	691,672	—	—	691,672
Cambodia	—	1,657,935	—	1,657,935
Columbia	983,217	—	—	983,217
Costa Rica	771,099	—	—	771,099
Croatia	478,284	—	—	478,284
Egypt	1,921,479	2,738,188	—	4,659,667
Georgia	—	1,640,706	—	1,640,706
Ghana	69,534	—	—	69,534
Jamaica	34,660	—	—	34,660
Kenya	—	2,454,455	—	2,454,455
Mauritius	551,486	—	—	551,486
Netherlands	—	452,489	—	452,489
Nigeria	3,706,153	—	—	3,706,153
Oman	—	1,408,352	—	1,408,352
Pakistan	—	1,005,082	—	1,005,082
Peru	793,819	—	—	793,819
Philippines	—	1,313,979	—	1,313,979
Senegal	1,572,909	—	—	1,572,909
Sri Lanka	—	301,825	—	301,825
Tunisia	—	937,432	—	937,432
Turkmenistan	—	1,056,213	—	1,056,213
United Arab Emirates	76,115	2,998,337	—	3,074,452
United States	1,663,090	—	—	1,663,090
Vietnam	—	2,728,113	—	2,728,113
Zimbabwe	671,174		—	671,174
Mutual Funds	—	1,430,402	—	1,430,402
Participation Notes	833,741	2,202,177	—	3,035,918
Short-Term Investments	3,520,912	—	—	3,520,912

Total	$18,339,344	$24,705,502	$—	$43,044,846

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to the unavailability of prices between August 31, 2014 and May 31, 2015, fair valuation use resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 to May 31, 2015:

Transfers into Level 1	$—
Transfers out of Level 1	$(21,264,068)

Net Transfers in (out) of Level 1	$(21,264,068)

Transfers into Level 2	$21,264,068
Transfers out of Level 2	$—

Net Transfers in (out) of Level 2	$21,264,068

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2015 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 27, 2015

/s/ Timothy M. Bonin

By:    Timothy M. Bonin

Treasurer

(Principal Financial Officer)

July 27, 2015